Schedule of Investments (unaudited)	iShares® Future Metaverse Tech and Communications ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 0.1%
Arista Networks Inc.(a)	32	$7,536

Electronic Equipment, Instruments & Components — 0.0%
Sunny Optical Technology Group Co. Ltd.	100	909

Entertainment — 32.3%
Cover Corp.(a)	8,700	168,143
Electronic Arts Inc.	2,047	280,050
Kakao Games Corp.(a)	14,204	283,888
Krafton Inc.(a)	1,715	256,901
NetEase Inc.	13,300	239,953
Nintendo Co. Ltd.	100	5,204
ROBLOX Corp., Class A(a)	6,969	318,623
Take-Two Interactive Software Inc.(a)	1,777	286,008
Ubisoft Entertainment SA(a)	10,300	263,296
		2,102,066
Household Durables — 7.7%
Garmin Ltd.	1,482	190,496
Sony Group Corp.	3,300	312,289
		502,785
Interactive Media & Services — 14.8%
Alphabet Inc., Class A(a)	741	103,510
JOYY Inc., ADR	10	397
Kuaishou Technology(a)(b)	39,300	267,406
Match Group Inc.(a)	32	1,168
Meta Platforms Inc, Class A(a)	1,173	415,195
Snap Inc., Class A, NVS(a)	117	1,981
Tencent Holdings Ltd.	4,700	177,448
		967,105
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices Inc.(a)	203	29,924
Intel Corp.	561	28,190
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology Inc.	140	$11,948
Nvidia Corp.	301	149,061
Qualcomm Inc.	136	19,670
SK Hynix Inc.	75	8,185
		246,978
Software — 37.7%
Adobe Inc.(a)	57	34,006
Ansys Inc.(a)	992	359,977
Aspen Technology Inc.(a)	3	661
Autodesk Inc.(a)	1,287	313,359
Cadence Design Systems Inc.(a)	724	197,196
Dassault Systemes SE	5,905	289,034
Microsoft Corp.	506	190,276
PTC Inc.(a)	1,744	305,130
Salesforce Inc.(a)	121	31,840
Synopsys Inc.(a)	354	182,278
Unity Software Inc.(a)	8,793	359,546
Zoom Video Communications Inc., Class A(a)	2,631	189,195
		2,452,498
Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.	970	186,754
Samsung Electronics Co. Ltd.	643	39,028
		225,782
Total Investments — 99.9%
(Cost: $5,819,271)		6,505,659

Other Assets Less Liabilities — 0.1%		5,545

Net Assets — 100.0%		$6,511,204

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(22	)(b)	$22	$—	$—	—	$261	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0	(b)	—	—	—	—	129		—
					$22	$—	$—		$390		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Future Metaverse Tech and Communications ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,193,975	$2,311,684	$—	$6,505,659

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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